15. INCOME TAXES (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Current taxes:
Federal
State	0		66,117
Current Income Tax Expense (Benefit)	0	0	66,117	0
Deferred taxes:
Federal	(205,339)		14,818,045
State	16,038		454,463
Deferred Income Tax Expense (Benefit)	(189,301)	15,428,873	15,272,508	0
Total current and deferred taxes	$ (189,301)	$ 15,428,873	$ 15,338,625	$ 0